Exhibit 99.1

World Omni Automobile Lease Securitization Trust 2011-A MONTHLY SERVICER CERTIFICATE For the collection period ended 09/30/2012	PAGE 1

A.	DATES					Begin	End	# days
1	Payment Date						10/15/2012
2	Collection Period					9/1/2012	9/30/2012	30
3	Monthly Interest Period-Actual					9/17/2012	10/14/2012	28
4	Monthly Interest—Scheduled					9/15/2012	10/14/2012	30

B.	SUMMARY
				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	99,210,000.00	0.00	—	—	—	—	—
6	Class A-2 Notes	249,050,000.00	104,638,806.44	—	—	15,344,387.27	89,294,419.17	0.3585401
7	Class A-3 Notes	249,450,000.00	249,450,000.00	—	—	—	249,450,000.00	1.0000000
8	Class A-4 Notes	86,660,000.00	86,660,000.00	—	—	—	86,660,000.00	1.0000000
9	Total Class A Notes	684,370,000.00	440,748,806.44	0.00	0.00	15,344,387.27	425,404,419.17
10	Class B Notes	32,390,000.00	32,390,000.00	—	—	—	32,390,000.00	1.0000000

11	Total Notes	$716,760,000.00	473,138,806.44	$0.00	$0.00	$15,344,387.27	457,794,419.17

	Overcollateralization
12	Exchange Note	80,993,080.08	80,993,080.08				80,993,080.08
13	Series 2011-A Notes	12,177,720.75	24,297,924.03				24,297,924.03
14	Total Overcollateralization	93,170,800.83	105,291,004.11				105,291,004.11
15	Total Target Overcollateralization	$105,291,004.11	105,291,004.11				105,291,004.11

		Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal Payment Due	Per $1000 Face Amount	Interest Shortfall
16	Class A-1 Notes	0.30137%	0.00	0.0000000	0.00	0.0000000	0.00
17	Class A-2 Notes	0.81000%	70,631.19	0.2836024	15,344,387.27	61.6116734	0.00
18	Class A-3 Notes	1.49000%	309,733.75	1.2416667	0.00	0.0000000	0.00
19	Class A-4 Notes	1.78000%	128,545.67	1.4833334	0.00	0.0000000	0.00
20	Total Class A Notes		508,910.61	0.7436191	15,344,387.27	22.4211863	0.00
21	Class B Notes	2.10000%	56,682.50	1.7500000	0.00	0.0000000	0.00

22	Totals		565,593.11	0.7890969	15,344,387.27	21.4079849	0.00

		Initial Balance	Beginning Balance				Ending Balance
23	Exchange Note Balance	728,937,721.00	520,586,829.50				506,776,880.95

	Reference Pool Balance Data		Initial	Current
24	Discount Rate		4.00%	4.00%
25	Aggregate Securitization Value		809,930,800.83	563,085,423.28
26	Aggregate Base Residual Value (Not Discounted)		537,958,155.81	461,093,734.30

			Units	Securitization Value
27	Securitization Value — Beginning of Period		35,016	578,429,810.55
28	Depreciation/Payments			(7,641,508.95)
29	Gross Credit Losses		(50)	(783,073.34)
30	Scheduled & Early Terminations		(103)	(1,416,936.91)
31	Payoff Units & Lease Reversals		(323)	(5,502,868.07)
32	Repurchased Leases		—	—

33	Securitization Value—End of Period		34,540	563,085,423.28

World Omni Automobile Lease Securitization Trust 2011-A MONTHLY SERVICER CERTIFICATE For the collection period ended 09/30/2012	PAGE 2

C.	SERVICING FEE
34	Servicing Fee Due				482,024.84
35	Unpaid Servicing Fees - Prior Collection Periods				0.00
36	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period				(13,316.15)

D.	RESERVE ACCOUNT
	Reserve Account Balances:
37	Required Reserve Account Balance (1.00% of Initial Securitization Value)				8,099,308.01
38	Beginning Reserve Account Balance				8,099,308.01
39	Ending Reserve Account Balance				8,099,308.01

E.	POOL STATISTICS
	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
40	Total Active Units (Excluding Inventory)	34,097	99.30%	556,653,089.73
41	31 - 60 Days Delinquent	185	0.54%	2,873,061.37
42	61 - 90 Days Delinquent	40	0.12%	578,767.50
43	91+ Days Delinquent	14	0.04%	120,721.17

44	Total	34,336	100.00%	560,225,639.77

45	Current Period Net Residual Losses/(Gains)				(31,197.22)

46	Current Period Net Credit Losses/(Gains)				111,243.05

World Omni Automobile Lease Securitization Trust 2011-A MONTHLY SERVICER CERTIFICATE For the collection period ended 09/30/2012	PAGE 3

F.	EXCHANGE NOTE COLLECTION ACCOUNT
	COLLECTED AMOUNTS

47	Collected Amounts	18,167,832.60

48	Investment Earnings on Collection Account	2,512.46

49	Total Collected Amounts, prior to Servicer Advances	18,170,345.06

50	Servicer Advance	0.00

51	Total Collected Amounts - Available for Distribution	18,170,345.06

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT
52	Servicing Fee	482,024.84
53	Interest on the Exchange Note - to the Trust Collection Account	911,026.95
54	Principal on the Exchange Note - to the Trust Collection Account	13,809,948.55
55	Trust Collection Account Shortfall Amount - to the Trust Collection Account	2,236,263.44
56	Remaining Funds Payable to Trust Collection Account	731,081.28

57	Total Distributions	18,170,345.06

G.	TRUST COLLECTION ACCOUNT
	AVAILABLE FUNDS
58	Available Funds	17,688,320.22

59	Investment Earnings on Reserve Account	1,067.02
60	Reserve Account Draw Amount	0.00

61	Total Available Funds - Available for Distribution	17,689,387.24

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT
62	Administration Fee	24,101.24
63	Class A Noteholders's Interest Distributable Amount	508,910.61
64	Noteholders' First Priority Principal Distributable Amount	0.00
65	Class B Noteholders's Interest Distributable Amount	56,682.50
66	Noteholders' Second Priority Principal Distributable Amount	0.00
67	Amount to Reinstate Reserve Account to Required Reserve Account Balance	0.00
68	Noteholders' Regular Principal Distributable Amount	15,344,387.27
69	Remaining Funds Payable to Certificateholder	1,755,305.62

70	Total Distributions	17,689,387.24